Corporate Income Tax Expenses (Benefit) - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Statutory tax rate	20.90%	20.90%
Valuation allowance of deferred tax assets	100.00%	80.00%